FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          February 14, 2008



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $194,458
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

AAON, Inc.                                COM      360206       932191    18476  X                            932191       0       0
Acadia Realty Trust                       COM      4239109       19000      487  X                             19000       0       0
Alaska Communications Systems             COM      01167P101     40000      600  X                             40000       0       0
AltiGen Communications Inc                COM      21489109      82100      132  X                             82100       0       0
American Dental Partners                  COM      25353103     473320     4747  X                            473320       0       0
American Financial Realty Trust           COM      02607P305     30000      241  X                             30000       0       0
Anheuser Busch                            COM      35229103       4000      209  X                              4000       0       0
ATP Oil & Gas                             COM      00208J108      8210      415  X                              8210       0       0
AutoZone Inc.                             COM      53332102       4733      568  X                              4733       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      708  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        214     1009  X                               214       0       0
BIDZ.com Inc.                             COM      08883T200    767724     6886  X                            767724       0       0
Brookfield Asset Management Inc           COM      112585104     14103      503  X                             14103       0       0
Cam Commerce Solutions Inc                COM      131916108    394057    16566  X                            394057       0       0
Citigroup Inc                             COM      172967101     12379      364  X                             12379       0       0
Conagra Food Inc                          COM      205887102     10000      238  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2649  X                             30000       0       0
DATATRAK International Inc.               COM      238134100    559059      894  X                            559059       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    194839    14243  X                            194839       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     18388      382  X                             18388       0       0
Hospitality Properties Trust              COM      44106M102     10600      342  X                             10600       0       0
Interactive Intelligence Inc.             COM      45839M103   1130924    29800  X                           1130924       0       0
International Assets Holding Corp         COM      459028106    947432    25571  X                            947432       0       0
iShares Trust                             US TIP B 464287176      2159      228  X                              2159       0       0
K-Swiss Inc                               CL A     482686102     28563      517  X                             28563       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      248  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7494      397  X                              7494       0       0
Leucadia National Corp.                   COM      527288104     29747     1401  X                             29747       0       0
Level 3 Communications                    COM      52729N100     14500       44  X                             14500       0       0
Mediware Information Systems              COM      584946107    732700     4931  X                            732700       0       0
Microsoft Corp.                           COM      594918104     40007     1424  X                             40007       0       0
Morningstar, Inc.                         COM      617700109     30060     2337  X                             30060       0       0
National Retail Properties, Inc.          COM      637417106     14000      327  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      924  X                             12000       0       0
Pep Boys - Manny, Moe, & Jack             COM      713278109     27669      318  X                             27669       0       0
Pfizer Inc.                               COM      717081103     10000      227  X                             10000       0       0
Sears Holdings Corp                       COM      812350106     11151     1138  X                             11151       0       0
Select Comfort Corp                       COM      81616X103     22337      157  X                             22337       0       0
Specialty Underwriters Alliance           COM      84751T309   1259653     6739  X                           1259653       0       0
Stratasys Inc.                            COM      862685104    822372    21250  X                            822372       0       0
Tandy Leather Factory Inc.                COM      87538X105   1392743     4554  X                           1392743       0       0
Templeton Global Income Fund              COM      880198106     63517      536  X                             63517       0       0
Trailer Bridge                            COM      892782103     59925      704  X                             59925       0       0
Utah Medical Products                     COM      917488108    259507     7713  X                            259507       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      4442      332  X                              4442       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      3918      265  X                              3918       0       0
Vanguard Intl Eq Index                    E MT ETF 922042858      4244      443  X                              4244       0       0
Walgreens Co                              COM      931422109     18947      722  X                             18947       0       0
White Mountains Insurance Group           COM      G9618E107      1333      685  X                              1333       0       0
Winmark Corp                              COM      974250102    455768     8997  X                            455768       0       0
Winthrop Realty Trust, Inc                COM      976391102     95990      508  X                             95990       0       0
XCEL Energy Inc.                          COM      98389B100     16000      361  X                             16000       0       0